Balance Sheet Components - Summary of Cost and Estimated Fair Value of Marketable Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amortized cost, due within one year	$ 3,409	$ 12,875
Amortized cost, due after one year through three years	3,579	1,231
Amortized cost	6,988	14,106
Fair value, due within one year	3,409	12,875
Fair value, due after one year through three years	3,579	1,231
Fair value, total	$ 6,988	$ 14,106